Financial Instruments - Summary of Information Regarding Notes Repaid (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)
Disclosure of detailed information about borrowings [Line Items]
Debt instrument, principal amount	$ 483	$ 483
3.95% Notes, Due 2021 [member]
Disclosure of detailed information about borrowings [Line Items]
Debt instrument, maturity year	2021	2021
Debt instrument, interest rate	3.95%	3.95%	3.95%
Debt instrument, principal amount	$ 350	$ 350
3.85% Notes, Due 2024 [member]
Disclosure of detailed information about borrowings [Line Items]
Debt instrument, maturity year	2024	2024
Debt instrument, interest rate	3.85%	3.85%	3.85%
Debt instrument, principal amount	$ 450	$ 450
4.50% Notes, Due 2043 [member]
Disclosure of detailed information about borrowings [Line Items]
Debt instrument, maturity year	2043	2043
Debt instrument, interest rate	4.50%	4.50%	4.50%
Debt instrument, principal amount	$ 350	$ 350
Redemption of notes [member] | 3.369% Notes, Due 2019 [member] | Full Redemption [Member]
Disclosure of detailed information about borrowings [Line Items]
Debt instrument, maturity year		2019
Notes, repaid date		October 2018
Debt instrument, interest rate		3.369%	3.369%
Debt instrument, principal amount			$ 500
Redemption of notes [member] | 4.35% Notes, Due 2020 [member] | Full Redemption [Member]
Disclosure of detailed information about borrowings [Line Items]
Debt instrument, maturity year		2020
Notes, repaid date		October 2018
Debt instrument, interest rate		4.35%	4.35%
Debt instrument, principal amount			$ 750
Redemption of notes [member] | 4.70% Notes, Due 2019 [member] | Full Redemption [Member]
Disclosure of detailed information about borrowings [Line Items]
Debt instrument, maturity year		2019
Notes, repaid date		October 2018
Debt instrument, interest rate		4.70%	4.70%
Debt instrument, principal amount		$ 500
Redemption of notes [member] | 3.95% Notes, Due 2021 [member] | Partial Redemption [Member]
Disclosure of detailed information about borrowings [Line Items]
Debt instrument, maturity year		2021
Notes, repaid date		October 2018
Debt instrument, interest rate		3.95%	3.95%
Debt instrument, principal amount		$ 350
Redemption of notes [member] | 3.85% Notes, Due 2024 [member] | Partial Redemption [Member]
Disclosure of detailed information about borrowings [Line Items]
Debt instrument, maturity year		2024
Notes, repaid date		October 2018
Debt instrument, interest rate		3.85%	3.85%
Debt instrument, principal amount		$ 450
Redemption of notes [member] | 4.50% Notes, Due 2043 [member] | Partial Redemption [Member]
Disclosure of detailed information about borrowings [Line Items]
Debt instrument, maturity year		2043
Notes, repaid date		October 2018
Debt instrument, interest rate		4.50%	4.50%
Debt instrument, principal amount		$ 350